CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Jun. 30, 2017	Jun. 30, 2016
Common shares, par value (in dollars per share)	$ 0.0185	$ 0.0185
Common shares, shares authorized	100,000,000	100,000,000
Common shares, shares issued	9,902,914	5,804,005
Common shares, shares outstanding	9,902,914	5,804,005